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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: March 31, 2000
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York                   May 12, 2000

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   90

Form 13F Information Table Value Total:   $169,515 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------
                                                                          Page 2

                                                          FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
            Col. 1                 Col. 2         Col. 3        Col. 4      Col. 5      Col. 6      Col. 7             Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Voting Authority
                                                              Fair Market  Shares or  Investment    Other    -----------------------
Name of Issuer                 Title of Class    CUSIP No.    Val (x$1000)   Prn Amt  Discretion   Managers    Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
A T & T                              Com        001957 10 9           518      9,200  Shared-Def     2,3        9,200
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                            Com        008117 10 3         5,463     98,100  Shared-Def     2,3       98,100
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                            Com        008117 10 3         1,420     25,500  Shared-Def               25,500
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                            Com        008117 10 3           301      5,400  Shared-Def    1,2,3       5,400
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                            Com        008117 10 3         1,169     21,000  Shared-Def    2,3,5      21,000
------------------------------------------------------------------------------------------------------------------------------------
Affymetrix Inc                       Com        00826T 10 8         4,928     33,200  Shared-Def     2,3       33,200
------------------------------------------------------------------------------------------------------------------------------------
Affymetrix Inc                       Com        00826T 10 8         1,277      8,600  Shared-Def                8,600
------------------------------------------------------------------------------------------------------------------------------------
Affymetrix Inc                       Com        00826T 10 8           638      4,300  Shared-Def    1,2,3       4,300
------------------------------------------------------------------------------------------------------------------------------------
Affymetrix Inc                       Com        00826T 10 8         2,494     16,800  Shared-Def    2,3,5      16,800
------------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies Inc              Com        00971T 10 1         4,519     28,100  Shared-Def     2,3       28,100
------------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies Inc              Com        00971T 10 1           965      6,000  Shared-Def                6,000
------------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies Inc              Com        00971T 10 1           241      1,500  Shared-Def    1,2,3       1,500
------------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies Inc              Com        00971T 10 1           756      4,700  Shared-Def    2,3,5       4,700
------------------------------------------------------------------------------------------------------------------------------------
Colt Telecom Group PLC          Sponsored ADR   196877 10 4           792      4,000  Shared-Def     2,3        4,000
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                      Com        204493 10 0         1,528     57,400  Shared-Def     2,3       57,400
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                      Com        204493 10 0         1,438     54,000  Shared-Def               54,000
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                      Com        204493 10 0         1,206     45,300  Shared-Def    1,2,3      45,300
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                      Com        204493 10 0         6,182    232,200  Shared-Def    2,3,5     232,200
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp                     Com        337358 10 5         3,312     88,900  Shared-Def     2,3       88,900
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp                     Com        337358 10 5         1,341     36,000  Shared-Def               36,000
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp                     Com        337358 10 5           704     18,900  Shared-Def    1,2,3      18,900
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp               3.25% Conv '03   421924 AF 8         2,496  3,200,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp               3.25% Conv '03   421924 AF 8         2,282  2,925,000  Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp               3.25% Conv '03   421924 AF 8         2,925  3,750,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp               3.25% Conv '03   421924 AF 8           293    375,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp               5% Conv '06    432848 AL 3         1,172  1,550,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp               5% Conv '06    432848 AL 3         2,155  2,850,000  Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp               5% Conv '06    432848 AL 3         1,720  2,275,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp               5% Conv '06    432848 AL 3           284    375,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Household Intl Inc                   Com        441815 10 7         1,265     33,900  Shared-Def               33,900
------------------------------------------------------------------------------------------------------------------------------------
Household Intl Inc                   Com        441815 10 7           220      5,900  Shared-Def     2,3        5,900
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                    Com        281667 10 5         5,129    157,500  Shared-Def     2,3      157,500
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                    Com        281667 10 5         2,953     90,700  Shared-Def               90,700
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                    Com        281667 10 5         1,016     31,200  Shared-Def    1,2,3      31,200
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                    Com        281667 10 5         5,099    156,600  Shared-Def    2,3,5     156,600
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                    Com        478160 10 4         3,688     52,500  Shared-Def     2,3       52,200
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                    Com        478160 10 4         1,300     18,500  Shared-Def               18,500
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                    Com        478160 10 4           703     10,000  Shared-Def    1,2,3      10,000
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                    Com        478160 10 4         2,655     37,800  Shared-Def    2,3,5      37,800
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc              Com        549463 10 7         3,815     62,800  Shared-Def     2,3       61,800
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc              Com        549463 10 7         1,458     24,000  Shared-Def               24,000
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc              Com        549463 10 7           972     16,000  Shared-Def    1,2,3      16,000
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc              Com        549463 10 7         4,587     75,500  Shared-Def    2,3,5      75,500
------------------------------------------------------------------------------------------------------------------------------------
Magna International Inc        4.875% Conv '05  559222 AG 9         1,298  1,500,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Magna International Inc        4.875% Conv '05  559222 AG 9         2,163  2,500,000  Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Magna International Inc        4.875% Conv '05  559222 AG 9           649    750,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Magna International Inc        4.875% Conv '05  559222 AG 9           216    250,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Mail-Well Inc                    5% Conv '02    560321 AD 3           400    500,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Mail-Well Inc                    5% Conv '02    560321 AD 3           700    875,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Mail-Well Inc                    5% Conv '02    560321 AD 3           100    125,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                   4.5% Conv '03   574670 AB 1         2,272  3,050,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                   4.5% Conv '03   574670 AB 1           428    575,000  Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                   4.5% Conv '03   574670 AB 1         2,980  4,000,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                   4.5% Conv '03   574670 AB 1           279    375,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals           Com        599902 10 3         4,663     35,900  Shared-Def     2,3       35,900
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals           Com        599902 10 3         1,299     10,000  Shared-Def               10,000
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals           Com        599902 10 3           545      4,200  Shared-Def    1,2,3       4,200
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals           Com        599902 10 3         1,091      8,400  Shared-Def    2,3,5       8,400
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp                           Com        670346 10 5         5,050    101,000  Shared-Def     2,3      101,000
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp                           Com        670346 10 5         1,360     27,200  Shared-Def               27,200
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp                           Com        670346 10 5           700     14,000  Shared-Def    1,2,3      14,000
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp                           Com        670346 10 5         3,030     60,600  Shared-Def    2,3,5      60,600
------------------------------------------------------------------------------------------------------------------------------------
Old Guard Group Inc                  Com        679783 10 0           301     31,500  Shared-Def     2,3       31,500
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                    5% Conv '07    681904 AD 0         3,042  4,125,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                    5% Conv '07    681904 AD 0         2,821  3,825,000  Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                    5% Conv '07    681904 AD 0         3,042  4,125,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.                    5% Conv '07    681904 AD 0           313    425,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc                     Com        724479 10 0         3,825     85,600  Shared-Def     2,3       85,600
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc                     Com        724479 10 0         1,327     29,700  Shared-Def               29,700
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc                     Com        724479 10 0           666     14,900  Shared-Def    1,2,3      14,900
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc                     Com        724479 10 0         2,878     64,400  Shared-Def    2,3,5      64,000
------------------------------------------------------------------------------------------------------------------------------------
Polymer Group Inc                    Com        731745 10 5             8     11,167  Shared-Def     2,3       11,167
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft           Spnsrd ADR     803054 20 4         3,645     61,000  Shared-Def     2,3       61,000
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft           Spnsrd ADR     803054 20 4         2,545     42,600  Shared-Def               42,600
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft           Spnsrd ADR     803054 20 4           813     13,600  Shared-Def    1,2,3      13,600
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft           Spnsrd ADR     803054 20 4         5,360     89,700  Shared-Def    2,3,5      89,700
------------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instrs Inc          Com        858495 10 4           387     20,575  Shared-Def    2,3,5      20,575
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Assisted Liv Inc        5.5% Conv '02   86768K AC 0         2,027  2,550,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Assisted Liv Inc        5.5% Conv '02   86768K AC 0           457    575,000  Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Assisted Liv Inc        5.5% Conv '02   86768K AC 0         2,783  3,500,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Assisted Liv Inc        5.5% Conv '02   86768K AC 0           298    375,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp           4.25% Conv '03   883556 AF 9         2,392  2,625,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp           4.25% Conv '03   883556 AF 9           228    250,000  Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp           4.25% Conv '03   883556 AF 9         1,709  1,875,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp           4.25% Conv '03   883556 AF 9           228    250,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Vesta Ins Group Inc                  Com        925391 10 4            75     12,000  Shared-Def     2,3       12,000
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                 Com        949746 10 1         3,496     85,400  Shared-Def     2,3       85,400
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                 Com        949746 10 1         1,535     37,500  Shared-Def               37,500
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                 Com        949746 10 1           704     17,200  Shared-Def    1,2,3      17,200
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                 Com        949746 10 1         4,008     97,900  Shared-Def    2,3,5      97,900
------------------------------------------------------------------------------------------------------------------------------------
                                                                  169,515